OTHER INCOME (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other income [abstract]
Interest and other investment income	$ 87	$ 32	$ 20
Gain on regulatory and contract settlement	22	43	35
Gain on disposition of non-core assets	72	0	0
Other	403	18	5
Other income, net	584	$ 93	$ 60
Gain on bargain purchase	$ 370